U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



1. Name and address of Issuer:

      CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal Series Trust
      P.O. Box 9011
      Princeton, N.J. 08543-9011

2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

3.    Investment Company Act File Number: 811-5011

      Securities Act File Number:          33-34609

4.    (a) Last day of fiscal year for which this Form is filed: March 31, 2005

      (b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

      (c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.    Calculation of registration fees:

      (i)   Aggregate sales price of
            securities sold during the
            fiscal year pursuant to
            Section 24(f):                                      $4,471,950,448

      (ii)  Aggregate price of
            securities redeemed or
            repurchased during the
            fiscal year:                                        $4,609,594,255

    (iii)   Aggregate price of securities
            redeemed or repurchased during
            any prior fiscal year ending
            no earlier than October 31,
            1995, that were not previously
            used to reduce registration
            fees payable to the
            Commission:                                           $144,246,104

      (iv)  Total available redemption
            credits [add Items 5(ii) and
            5(iii)]:                                              4,753,840,359


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      (v)   Net sales - if Item 5(i) is
            greater than Item 5(iv)
            [subtract Item 5(iv) from
            Item 5(i)]:                                           $0

      (vi)  Redemption credits available
            for use in future years - if
            Item 5(i) is less than Item
            5(iv):                                                $281,889,911

     (vii)  Multiplier for determining
            registration fee (see
            instruction C.9):                                     .0001177

     (viii) Registration fee due
            [multiply Item 5(v) by Item
            5(vii) (enter "0" if no fee
            is due)]:                                             $0

6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0

      If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0

7.   Interest due - if this Form is
     being filed more than 90 days after
     the end of the issuer's fiscal year
     (see instruction D):                                         $0

8.   Total of the amount of the
     registration fee due plus any
     interest due [line 5(viii) plus
     line 7]:                                                     $0

9.   Date the registration fee and any
     interest payment was sent to the
     Commission's lockbox depository:

      Method of Delivery:

      [ ]  Wire Transfer

      [ ]  Mail or other means


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                                  SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


By:


/s/ Donald C. Burke
-----------------------------
Vice President and Treasurer


Date:  June 27, 2005


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